UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period:  February 28, 2011

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

THESIS FLEXIBLE FUND
ANNUAL REPORT
February 28, 2011

www.ThesisFundManagement.com

Thesis Flexible Fund
a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance and Summary	4
Fund Expenses	5
Schedule of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Statement of Cash Flows	14
Financial Highlights	15
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	24
Supplemental Information	25

This report and the financial statements contained herein are provided for the general information of the shareholders of the Thesis Flexible Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Thesis Fund Management, LLC
441 Lexington Ave., 6th Floor
New York, NY 10017
+1 (888) 467-2300 fax (347) 227-0226
www.ThesisFundManagement.com

Dear Investor –

February 28th marked the end of the Flexible Fund’s first year as a fund and that first year was not without extraordinary global and market events.  Extraordinary events seem to occur fairly regularly these days and it is our job to be a careful and thoughtful steward of your capital through everything that the market, global politics, natural disasters and the like may throw at us.

The Fund returned 11.28% for the second half of its fiscal year, with a fraction of the market’s volatility, versus 27.73% for the S&P 500.  For the full year the Fund returned 4.6%, net of all fees and expenses, versus 21.34% for the S&P 500, also with a small fraction of the market’s volatility.

For those of you who have spent time with us, you know that our mantra is ‘margin of safety’ investing and the idea is to try to buy dollar bills for something less than that dollar.  Amazingly, with the incredible move that the market has had since the late summer lows, our job of finding the proverbial ‘50 cent dollar’ hasn’t become particularly difficult as they still seem to abound.  We view our job as your money manager as finding appropriate ideas that meet our risk parameters to generate return while reducing our investors’ exposure to market risks.  Much of the market’s move over the past six months has been in energy or commodity-exposed companies and bubble-valuation growth companies – areas where we have had, and continue to have, little exposure

Energy and materials companies have moved up as a reflection of global commodity prices.  As for high-valuation growth companies, we have watched as stocks trading at 40 times earnings at the start of the year have traded, in some instances, up to double that by the end of the first quarter.  Our top holdings are trading at an average of less than 5x cash flow; and their strong balance sheets give us comfort that they can weather most storms, to boot!  One of the hallmarks of our strategy that has historically led to satisfactory returns is insisting on a ‘hard’ catalyst for the positions in our portfolio.  This hasn’t changed and we anticipate that, as the catalysts in our long portfolio continue to become apparent to other investors, we will be rewarded for being patient.

Our short portfolio will typically cost us performance in an up market, and this has been true over the past six months.  This is something that we expect.  The upshot of a frothy market is that it gives us the ability to find more attractive candidates to short as the stocks of bad businesses often go up alongside the stocks of good businesses.  Our view is that all shorting is price speculation and to short a stock one is really saying that the future economic value of the business doesn’t match the current valuation due to some confluence of fundamental factors.  Think about it as the inverse of finding attractive long positions.

Fund flows into equity funds (mutual funds and ETFs) continue to be strong as many investors move money out of fixed income.  As most mutual funds, and ETFs, can’t hold cash, they are forced to keep buying.  Most discretionary fund managers prefer to keep buying what is ‘working’, hence the momentum in a relatively narrow sliver of the market.  ETFs on the other hand, continue to buy more of whatever is in the underlying index without regard to fundamentals, valuation, or sentiment.  This wall of capital hasn't given any hints of abating as, according to published surveys, many investors are still under-exposed to equities.  Moreover, we also find ourselves in a ‘deal-a-day’ environment whereby mergers-and-acquisitions (M&A) activity has nearly returned to pre-crisis levels.  While ‘takeouts’, or acquisitions, are potentially a boon to our long portfolio, they are frequently a risk when shorting and, as a consequence, the recent M&A environment has led us to change the size of shorts that we are comfortable with.

Where does all of this leave us?  Carefully allocating capital that we believe will provide an appropriate risk-adjusted return.  This doesn’t necessarily mean that we are buying (or shorting) investments that we think will move up (or down) immediately with the market.  Oftentimes what we are doing goes against the grain of the recent sentiment around those securities that we are most attracted to.   As the old expression goes, ‘it is warmer inside the herd’.  We aren’t herd-type managers and look for investment ideas that are far enough away from the herd that the expected risk-adjusted returns tend to be greater when the fundamentals and the appropriate valuation finally intersect.

As always, thank you for your support over the Fund's first year.

Stephen Roseman

Portfolio Manager

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 1-877-784-3747 or visit our website at www.ThesisFundManagement.com.

A redemption fee of 2.00% will be imposed on redemptions or exchanges of shares you have owned for 60 days or less. Please see the prospectus for more information.

The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Fund to ensure that the net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses such as litigation expenses or expenses related to activist or special situation investing) do not exceed 3.00% of average daily net assets of the Fund. This agreement is effective until December 3, 2011 and may be terminated by the Trust’s Board of Trustees. Any reduction in advisory fees or payment of Fund expenses made by the Advisor in a fiscal year may be reimbursed by the Fund in any of the three subsequent fiscal years if the Advisor so requests.

The since inception cumulative total return for the Thesis Flexible Fund as of February 28, 2011 was 4.60%. The S&P 500® Index’s cumulative total return as of February 28, 2011, was 21.34%. The total annual operating expenses of the Thesis Flexible Fund are 3.00%. The inception date for the Thesis Flexible Fund is 03/01/2010.

You should consider the funds’ investment objectives, risks, charges and expenses carefully before investing. For a prospectus, that contains this and other information about the Funds, call 1-877-784-3747 or visit our website at www.ThesisFundManagement.com. Please read the prospectus carefully before investing.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity and other factors. There are also risks associated with small and mid-capitalization issues such as market illiquidity and greater market volatility than larger capitalization issues. Short sales are speculative transactions and involve special risks, including that the fund’s losses are potentially unlimited.

The Thesis Flexible Fund is distributed by Grand Distribution Services, LLC.

Thesis Flexible Fund
FUND PERFORMANCE AND SUMMARY at February 28, 2011

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception with a similar investment in the S&P 500 Index.  Results include the reinvestment of all dividends and capital gains.

The S&P 500 Index is a market weighted index composed of 500 large capitalization companies.
This index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged and it is not possible to invest in an index.

Total Returns as of February 28, 2011
			Since
	3 Months	6 Months	Inception*
Thesis Flexible Fund	3.36%	11.28%	4.60%
S&P 500 Index	12.95%	27.73%	21.34%
* Inception date 3/1/10.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Gross expense ratio for the Fund is 3.00%, which is the amount stated in the current prospectus as of the date of this report. The contractual fee waivers are in effect through 12/3/11.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 60 days of purchase will be charged 2.00% redemption fee.

The Fund's advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Thesis Flexible Fund
Fund Expenses - February 28, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 9/01/10 to 2/28/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	9/01/10	2/28/11	9/01/10 – 2/28/11

Actual Performance	$1,000.00	$1,112.80	$18.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,006.94	$17.91

* Expenses are equal to the Fund’s annualized expense ratio of 3.60% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.
Assumes all dividends and distributions were reinvested.

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011

Number
of Shares		Value

	COMMON STOCKS - 71.3%
	CONSUMER DISCRETIONARY - 13.5%
23,652	Bebe Stores, Inc.	$139,547
78,503	dELiA*s, Inc.*	154,651
11,600	Smith & Wession Holding Corp.*	46,284
25,289	Town Sports International Holdings, Inc.*	116,582
9,020	West Marine, Inc.*	94,079
		551,143

	ENERGY - 12.9%
1,400	Anadarko Petroleum Corp.	114,562
3,300	BP PLC - ADR	159,951
8,900	Crosstex Energy, Inc.	91,492
2,800	Ensco PLC - ADR	157,080
		523,085

	FINANCIALS - 17.7%
3,300	American Express Co.	143,781
2,600	Berkshire Hathaway, Inc. - Class B*	226,928
3,100	CIT Group, Inc.*	134,292
14,100	Citigroup, Inc.*	65,988
14,900	KKR Financial Holdings LLC	148,553
		719,542

	HEALTH CARE - 3.0%
11,600	Enzon Pharmaceuticals, Inc.*	123,888

	INDUSTRIALS - 5.0%
30,000	CareView Communications, Inc.*	46,500
21,339	Global Ship Lease, Inc. - Class A*	156,201
		202,701

	INFORMATION TECHNOLOGY - 11.8%
6,400	Cisco Systems, Inc.*	118,784
1,300	eBay, Inc.*	43,557
80,460	PNI Digital Media, Inc.*	122,299
5,493	Telecity Group PLC*	42,532
14,200	Xerox Corp.	152,650
		479,822

	TELECOMMUNICATION SERVICES - 7.4%
4,800	Primus Telecommunications Group, Inc.*	74,880
39,000	Sprint Nextel Corp.*	170,430
2,000	Vodafone Group PLC - ADR	57,240
		302,550

	TOTAL COMMON STOCKS
	(Cost $2,601,300)	2,902,731

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011

Number of
Contracts		Value

	PURCHASED CALL OPTIONS - 3.9%
115	Cisco Systems, Inc., Exercise Price $17.50	$41,975
	Expiration Date: January, 2013
185	Intel Corp., Exercise Price $20	49,210
	Expiration Date: January, 2012
153	Microsoft Corp., Exercise Price $25	48,960
	Expiration Date: January, 2012
42	Wal-Mart Store, Inc., Exercise Price $55	16,800
	Expiration Date: January, 2013
	TOTAL PURCHASED CALL OPTIONS	156,945
	(Cost $167,872)

	PURCHASED PUT OPTIONS - 0.8%
95	iShares Russell 2000 Index, Exercise Price $76	7,030
	Expiration Date: March, 2011
150	iShares Russell 2000 Index, Exercise Price $79	25,950
	Expiration Date: April, 2011
	TOTAL PURCHASED PUT OPTIONS	32,980
	(Cost $34,906)

	WARRANTS - 6.6%
85,100	Iridium Communications, Inc.*, Exercise Price $7	268,065
	Expiration Date: February 14, 2013
	TOTAL WARRANTS	268,065
	(Cost $213,867)

	TOTAL INVESTMENTS - 82.6%
	(Cost $3,017,945)	3,360,721
	Other Assets Less Liabilities - 17.4%	708,267
	TOTAL NET ASSETS - 100.0%	$4,068,988

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011

Number
of Shares		Value

	SECURITIES SOLD SHORT - 26.1%
	COMMON STOCKS - 24.0%
	CONSUMER DISCRETIONARY - 12.2%
1,500	Boyd Gaming Corp.*	$16,035
800	Buffalo Wild Wings, Inc.*	42,392
1,000	Carter's, Inc.*	28,660
1,300	Ford Motor Co.*	19,565
700	Gildan Activewear, Inc.*	22,386
500	Hasbro, Inc.	22,450
1,600	Home Depot, Inc.	59,952
500	Marriott International, Inc.	19,605
800	Mattel, Inc.	20,048
1,400	MGM Resorts International*	19,516
100	NetFlix, Inc.*	20,667
1,000	Nordstrom, Inc.	45,260
5,500	Office Depot, Inc.	29,205
400	PF Chang's China Bistro, Inc.	18,576
700	ReachLocal, Inc.*	13,328
500	Starwood Hotels & Resorts Worldwide, Inc.	30,550
300	VF Corp.	28,701
700	Warnaco Group, Inc.*	41,097
		497,993

	CONSUMER STAPES - 2.4%
400	Estee Lauder Cos., Inc.	37,764
600	Green Mountain Coffee Roasters, Inc.*	24,468
700	Hershey Co.	36,624
		98,856

	ENERGY - 0.8%
418	InterOil Corp.*	31,053

	FINANCIALS - 4.6%
1,100	Macerich Co.	55,704
400	Simon Property Group, Inc.	44,016
1,200	St. Joe Co.*	32,136
1,000	Taubman Centers, Inc.	55,480
		187,336

	HEALTH CARE - 0.2%
400	Align Technology, Inc.*	8,340

	INDUSTRIALS - 1.3%
500	Caterpillar, Inc.	51,465

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011

Number
of Shares		Value

	INFORMATION TECHNOLOGY - 2.5%
1,150	Ancestry.com, Inc.*	$37,789
2,100	Monster Worldwide, Inc.*	36,015
300	OpenTable, Inc.*	26,661
		100,465

	TOTAL COMMON STOCKS
	(Cost $931,711)	975,508

	EXCHANGE TRADED FUNDS - 2.1%
200	iPath Dow Jones-UBS Cotton Subindex Total Return Callable ETN*	20,598
900	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	65,142
	TOTAL EXCHANGE TRADED FUNDS	85,740
	(Cost $72,156)

	TOTAL SECURITIES SOLD SHORT
	(Cost $1,003,867)^	$1,061,248

ADR	American Depository Receipt
ETN	Exchange Traded Note
PLC	Public Limited Company
*	Non-income producing security
^	Cash of $1,762,920 have been segregated to cover securities sold short.

See accompanying Notes to Financial Statements.

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
Sector Representation as a % of Investments

Sector Breakdown	% of Total Investments
Financials	21.4%
Consumer Discretionary	16.4%
Energy	15.6%
Information Technology	14.3%
Telecommunication Services	9.0%
Warrants	8.0%
Industrials	6.0%
Options	5.6%
Health Care	3.7%
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Thesis Flexible Fund
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2011

ASSETS
Investments in securities, at value (cost $3,017,945)	$3,360,721
Cash	1,502,944
Cash deposited with brokers for securities sold short	259,976
Receivables:
Fund shares sold	1,500
Investment securities sold	261,738
Dividends	2,897
From Advisor, net	5,181
Prepaid expenses	13,114
Total assets	5,408,071

LIABILITIES
Securities sold short, at value (proceeds $1,003,867)	1,061,248
Payables:
Fund shares redeemed	26,229
Investment securities purchased	210,022
Dividends and interest on short sales	1,138
Distribution fees	740
Administration fees	3,824
Custody fees	5,505
Fund accounting fees	5,512
Transfer agent fees	4,992
Trustees fees	541
Accrued other expenses	19,332
Total liabilities	1,339,083

NET ASSETS	$4,068,988

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,678,344
Accumulated net investment loss	(1,329)
Accumulated net realized gain on investments, securities sold short, and options	106,578
Net unrealized appreciation on:
Investments, securities sold short, and options	285,395
NET ASSETS	$4,068,988

Shares of beneficial interest issued and outstanding	389,095
Net asset value per share	$10.46

See accompanying Notes to Financial Statements.

Thesis Flexible Fund
STATEMENT OF OPERATIONS
For the Period March 1, 2010* through February 28, 2011

Investment Income
Dividends (net of foreign withholding taxes of $219)	$36,671
Interest	284
Total investment income		$36,955

Expenses
Advisory fee	128,638
Offering costs	34,065
Administration fees	29,156
Fund accounting fees	29,116
Custody fees	26,116
Registration fees	25,945
Transfer agent fees	25,132
Audit fees	15,000
Distribution fees - (Note 6)	14,293
Legal fees	8,570
Chief compliance officer fees	8,134
Trustees fees and expenses	6,434
Shareholder reporting expense	6,211
Miscellaneous	3,343
Insurance expense	233
Total expenses^		360,386
Dividends on short sales (Note 2)		17,078
Interest expense		12,700
Special situation investing (Note 2)		4,555
Less: Investment advisory fee waived		(128,638)
Less: Other expenses reimbursed		(60,230)
Net expenses		205,851
Net investment loss		(168,896)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments		417,148
Securities sold short		(184,255)
Written options		8,082
Foreign currency transactions		(1,035)
Net realized gain on investments		239,940
Net change in unrealized appreciation on:
Investments, securities sold short, and written options		285,395
Net unrealized gain on investments		285,395

Net Increase in Net Assets from Operations		$356,439

*The Fund commenced operations on March 1, 2010.
^Expenses before dividends on short positions, interest expense, special situation investing and reimbursements and waivers.

See accompanying Notes to Financial Statements.

Thesis Flexible Fund
STATEMENT OF CHANGES IN NET ASSETS
	For the Period
	March 1, 2010*
	to February 28, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(168,896)
Net realized gain on investments, securities sold short, and options	240,975
Net realized loss on foreign currency transactions	(1,035)
Net unrealized appreciation on investments, securities sold short, and options	285,395
Net increase in net assets resulting from operations	356,439

Capital Transactions
Net proceeds from shares sold	15,801,547
Cost of shares redeemed	(12,088,998	)(1)
Net change in net assets from capital transactions	3,712,549

Total increase in net assets	4,068,988

NET ASSETS
Beginning of period	-
End of period	$4,068,988

Accumulated net investment loss	$(1,329)

Capital Share Transactions	Shares
Shares sold	1,594,388
Shares redeemed	(1,205,293)
Net increase	389,095

* The Fund commenced operations on March 1, 2010.
(1) Net of redemption fee proceeds of $6,004.

See accompanying Notes to Financial Statements.

Thesis Flexible Fund
STATEMENT OF CASH FLOWS
For the Period March 1, 2010* through February 28, 2011

INCREASE (DECREASE) IN CASH
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$356,439
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(23,467,560)
Proceeds from sale of investment securities	20,866,763
Proceeds from short sale	29,681,973
Closed short transactions	(28,862,361)
Sale of short-term investments, net	(42,702)
Increase in deposits with brokers for short sales	(259,976)
Increase in dividends payable on securities sold short	1,138
Increase in dividends and interest receivable	(2,897)
Increase in receivables for securities sold	(261,738)
Increase in other assets	(13,114)
Premiums from options written	50,785
Increase in payables for securities purchased	210,022
Increase in accrued expenses	35,264
Net realized gain on investments	(240,975)
Unrealized appreciation on securities	(285,395)
Net cash from operating activities	(2,234,334)

Cash Flows from financing activities:
Proceeds from shares sold	15,800,047
Payment on shares redeemed	(12,062,769)
Net cash used from financing activities	3,737,278

Net Increase in Cash	1,502,944

Cash:
Beginning balance	-
Ending balance	$1,502,944

*The Fund commenced operations on March 1, 2010.

See accompanying Notes to Financial Statements.

Thesis Flexible Fund
FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout the Period

	For the period March 1, 2010*
	to February 28, 2011
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment loss	(0.27	) ^
Net realized and unrealized gain on investments	0.73
Total from investment operations	0.46

Net asset value, end of period	$10.46

Total return	4.60	% †

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$4,069

Ratio of expenses to average net assets (a)
Before fees waived and expenses absorbed	6.90	% ‡
After fees waived and expenses absorbed	3.60	% ‡
Ratio of net investment loss to average net assets (b)
Before fees waived and expenses absorbed	(6.25	)% ‡
After fees waived and expenses absorbed	(2.95	)% ‡

Portfolio turnover rate	564	% †

*	The Fund commenced operations on March 1, 2010.
^	Calculated based on monthly average shares outstanding.
‡	Not annualized.
‡	Annualized.
(a)
Includes dividend and interest expense on securities sold short and expense from special situation investing.  If these expenses were excluded, the ratio of expenses to average net assets before and after fees waived and expenses absorbed would have been 6.30% and 3.00%, respectively.

(b)
Includes dividend and interest expense on securities sold short and expense from special situation investing.  If these expenses were excluded, the ratio of net investment loss to average net assets before and after fees waived and expenses absorbed would have been (5.65%) and (2.35%), respectively.

See accompanying Notes to Financial Statements.

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011

Note 1 – Organization
Thesis Flexible Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on March 1, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $34,065, which were amortized over a one-year period from March 1, 2010 (commencement of operations).

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
(Continued)

(c) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(d) Short Sales –Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(e) Special Situation Investing - The Fund may seek to take positions in companies for the purpose of effecting changes in board composition, management, capital structure, or dividend policies, or in order to attempt to cause a company to pursue strategic transactions (such as mergers or spin-offs) or to make other changes in its business operations.  The Fund may incur expenses related to such activist or special situation investing.  Fees incurred related to special situation investing for the period March 1, 2010 (commencement of operations) through February 28, 2011 are disclosed on the Statement of Operations.

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
(Continued)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Funds’ 2010 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended February 28, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Thesis Fund Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 2.25% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A) and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses or expenses related to activist or special situation investing) to 3.00% of the Fund's average daily net assets until December 3, 2011.  For the period March 1, 2010 (commencement of operations) through February 28, 2011, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $188,868.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At February 28, 2011, the amount of these potentially recoverable expenses was $188,868.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  As of February 28, 2011, the Advisor may recapture a portion of the $188,868 no later than February 28, 2014.

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
(Continued)

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period March 1, 2010 (commencement of operations) through February 28, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period March 1, 2010 (commencement of operations) through February 28, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At February 28, 2011, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$3,044,166

Proceeds from securities sold short	$(934,290)

Unrealized appreciation	$397,667
Unrealized depreciation	(208,070)
Net unrealized appreciation on investments and securities sold short	$189,597

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended February 28, 2011, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income and accumulated realized loss as follows:

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
(Continued)

Increase (Decrease)
Paid in Capital	Undistributed Net Investment Income	Accumulated Realized Gains
$(34,205)	$167,567	$(133,362)

As of February 28, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$202,427
Undistributed long-term gains	—
Tax accumulated earnings	202,427
Accumulated capital and other losses	(1,380)

Unrealized appreciation	189,597
Total accumulated earnings	$390,644

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of February 28, 2011, the Fund had $1,380 of post-October capital losses which are deferred until March 1, 2011 for tax purposes.

Note 5 - Investment Transactions
For the period March 1, 2010 (commencement of operations) through February 28, 2011, purchases and sales of investments, excluding short-term investments, were $23,467,560 and $20,866,763, respectively.

Transactions in option contracts written for the period March 1, 2010 through February 28, 2011 were as follows:

	Number of Contracts	Premiums Received
Outstanding at March 1, 2010 (commencement of operations)	—	$—
Options written	675	50,785
Options terminated in closing purchasing transactions	(670)	(50,645)
Options expired	(5)	(140)
Outstanding at February 28, 2011	—	$—

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.
For the period March 1, 2010 (commencement of operations) through February 28, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
(Continued)

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s assets carried at fair value:

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
(Continued)

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3* (Significant Unobservable Inputs)	Total
Assets Table
Investments, at value
Common Stock1	$2,902,731	-	-	$2,902,731
Purchased Option Contracts	189,925	-	-	189,925
Warrants	268,065	-	-	268,065
Total Assets	$3,360,721	-	-	$3,360,721

Liabilities Table
Securities Sold Short
Common Stock1	$(975,508)	-	-	$(975,508)
Exchange Traded Funds	(85,740)			(85,740)
Total Liabilities	$(1,061,248)	-	-	$(1,061,248)

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments. There were no significant transfers into and out of level 1 and 2 during current year presented.

*The fund did not hold any level 2 and 3 securities during the period.

Note 9 –Derivatives and Hedging Disclosures:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the period March 1, 2010 (commencement of operations) through February 28, 2011.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of February 28, 2011 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Purchased Option Contracts	Investments in securities, at value	$189,925	Written Option Contracts, at value	$-
Total		$189,925		$-

Thesis Flexible Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
(Continued)

The effects of derivative instruments on the Statement of Operations for the period March 1, 2010 (commencement of operations) through February 28, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Option Contracts	Written Option Contracts	Total
Equity contracts	$(274,146)	$8,082	$(266,064)
Total	$(274,146)	$8,082	$(266,064)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Option Contracts	Written Option Contracts	Total
Equity contracts	$(12,854)	$-	$(12,854)
Total	$(12,854)	$-	$(12,854)

Note 10 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Thesis Flexible Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of February 28, 2011, and the related statement of operations and cash flows, the statement of changes in net assets and the financial highlights for the period March 1, 2010 (commencement of operations) to February 28, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of February 28, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Thesis Flexible Fund as of February 28, 2011, and the results of its operations and cash flows, the changes in its net assets and its financial highlights for the period March 31, 2010 to February 28, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
April 26, 2011

Thesis Flexible Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

For the period ended February 28, 2011, 13.27% of dividends to be paid from net investment income, including short-term capital gains from the Fund, is designated as qualified dividend income.

For the period ended February 28, 2011, 12.99% of dividends to be paid from net investment income, including short-term capital gains from the Fund, is designated as dividends received deduction available to corporate shareholders.

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (877) 7THESIS (843747).  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
“Independent” Trustees:
Charles H. Millera (Born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present)	34	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present)	34	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996)	34	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006)	34	None

Thesis Flexible Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006)	34	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Damb (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Joy Ausilib (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998)
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008)	N/A	N/A
Todd Cippermanb (born 1966) Chief Compliance Officer (“CCO”)	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present)	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

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Thesis Flexible Fund
a series of the Investment Managers Series Trust

Investment Advisor
Thesis Fund Management, LLC
441 Lexington Avenue, Suite 602
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Thesis Flexible Fund	TFLEX	461 418 782

Privacy Principles of the Thesis Flexible Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Thesis Flexible Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 7THESIS (843747) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 7THESIS (843747) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (877) 7THESIS (843747). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Thesis Flexible Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-877-7THESIS (843747)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-784-3747.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2011	FYE 2/28/2010
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2011	FYE 2/28/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 2/28/2011	FYE 2/28/2010
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date:	May 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date:	May 4, 2011

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date:	May 4, 2011